Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share, Basic and Diluted (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss) attributable to Yalla Group Limited's shareholders	$ 79,756,797	$ 82,600,678	$ (2,067,723)
Numerator for basic and diluted earnings (loss) per share calculation	$ 79,756,797	$ 82,600,678	$ (2,067,723)
Denominator:
Denominator for basic earnings (loss) per share calculation	153,526,679	148,739,986	91,755,810
Dilutive effect of outstanding share options	23,112,879	31,159,480
Denominator for diluted earnings (loss) per share calculation	176,639,558	179,899,466	91,755,810
Earnings (loss) per ordinary share
Basic	$ 0.52	$ 0.56	$ (0.02)
Diluted	$ 0.45	$ 0.46	$ (0.02)